9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	$ 204,784	$ 219,607
Furniture and fixtures	9,672	12,776
Equipment	16,437	17,552
Company automobiles	1,386	1,827
Total	232,279	251,762
Less: accumulated depreciation and amortization	(30,206)	(27,058)
Property, equipment and leasehold improvements, net	$ 202,073	$ 224,704